Significant Accounting Policies (Policies) - EBP 47-0914596 001 [Member]	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
EBP, Basis of Accounting [Policy Text Block]	Basis of Accounting The financial statements of the Plan are prepared under the accrual method of accounting.
EBP, Use of Estimate [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

EBP, Investment [Policy Text Block]

Investment Valuation and Income Recognition

The Plan’s investments are reported at fair value, except for the fully benefit-responsive investment contract, which is reported at contract value. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the measurement date. The Plan’s management determines the Plan’s investment valuations utilizing information provided by the investment advisors, custodians and insurance company. See Note 3 for a discussion of fair value measurements. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the Plan year.

EBP, Payment to Participant [Policy Text Block]	Benefit Payments Benefit payments are recorded when paid.
EBP, Note Receivable from Participant [Policy Text Block]

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent loans are treated as distributions based upon the terms of the Plan document. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and expensed when incurred.

EBP, Expense [Policy Text Block]

Expenses

Certain expenses of maintaining the Plan are paid directly by the Plan Sponsor. Fees related to the administration of notes receivable from participants are charged directly to the participant’s accounts and are included in administrative expenses. Investment related expenses are included in net appreciation (depreciation) of fair value of investments.